General Information / Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Preparation
Basis of Preparation
The accompanying Consolidated Financial Statements are stated in thousands of EUR unless indicated otherwise.
The accompanying Consolidated Financial Statements have been prepared in conformity with US GAAP.

Use of Estimates
Use of Estimates
The preparation of our Consolidated Financial Statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities on the balance sheet dates, and the reported amounts of net sales and costs during the reported periods. Actual results could differ from those estimates.

Principles of Consolidation
Principles of Consolidation
The Consolidated Financial Statements include the Financial Statements of ASML Holding N.V. and all of its subsidiaries and the VIE of which ASML is the primary beneficiary. All intercompany profits, balances and transactions have been eliminated in the consolidation.
Subsidiaries
Subsidiaries are all entities over which ASML has the power to govern financial and operating policies generally accompanying a shareholding of more than 50 percent of the outstanding voting rights. As from the date that these criteria are met, the financial data of the relevant subsidiaries are included in the consolidation.
Business Combinations
Acquisitions of subsidiaries are included on the basis of the acquisition method. The cost of acquisition is measured based on the consideration transferred at fair value, the fair value of identifiable assets distributed and the fair value of liabilities incurred or assumed at the acquisition date (i.e., the date which we obtain control). The excess of the costs of an acquired subsidiary over the net of the amounts assigned to identifiable assets acquired and liabilities incurred or assumed, is capitalized as goodwill. Acquisition-related costs are expensed when incurred in the period they arise or the service is received.
Variable Interest Entities
We assess whether we have a controlling financial interest in any VIE and, thus whether we are the VIE’s primary beneficiary. We consolidate a VIE when we have a variable interest that provides us with a controlling financial interest. We are deemed to have a controlling financial interest in a VIE if both of the following characteristics are met: a) the power to direct the activities of a VIE that most significantly impact the VIE‘s economic performance and b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Foreign Currency Translation
Foreign Currency Translation
The financial information for subsidiaries outside the euro-zone is generally measured using local currencies as the functional currency. The Financial Statements of those foreign subsidiaries are translated into euros in the preparation of ASML’s Consolidated Financial Statements. Assets and liabilities are translated into euros at the exchange rate on the respective balance sheet dates. Income and costs are translated into euros based on the average exchange rate for the corresponding period. The resulting translation adjustments are recorded directly in shareholders’ equity.

Derivative Financial Instruments
Derivative Financial Instruments
We use derivative financial instruments for the management of foreign currency risks and interest rate risks. We measure all derivative financial instruments based on fair values derived from market prices of the instruments. We adopt hedge accounting for hedges that are highly effective in offsetting the identified hedged risks taking into account required effectiveness criteria.
Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. We designate certain derivatives as either:

•	A hedge of the exposure to changes in the fair value of a recognized asset or liability, that is attributable to a particular risk (fair value hedge); or

•	A hedge of the exposure to variability in the cash flows of a recognized asset or liability, or of a forecasted transaction, that is attributable to a particular risk (cash flow hedge).
We document at the inception of the transaction the relationship between hedging instruments and hedged items, as well as our risk management objectives and strategy for undertaking various hedging transactions. We also document our assessment, both at hedge inception and on an ongoing basis, of whether derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.
Fair Value Hedge
Changes in the fair value of a derivative financial instrument, that is designated and qualified as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in the Consolidated Statements of Operations.
Hedge accounting is discontinued when we revoke the hedging relationship, the hedging instrument expires or is sold, terminated or exercised, or no longer qualifies for hedge accounting. The adjustment to the carrying amount of the hedged item arising from the hedged risk is amortized to the Consolidated Statements of Operations from that date.
Interest rate swaps that are being used to hedge the fair value of fixed loan coupons payable are designated as fair value hedges. The change in fair value is intended to offset the change in the fair value of the underlying fixed loan coupons, which is recorded accordingly. The gain or loss relating to the ineffective portion of interest rate swaps hedging fixed loan coupons payable is recognized in the Consolidated Statements of Operations as interest and other, net.
Cash Flow Hedge
Changes in the fair value of a derivative that is designated and qualified as a cash flow hedge are recorded in OCI, net of taxes, until the underlying hedged transaction is recognized in the Consolidated Statements of Operations. In the event that the underlying hedge transaction will not occur within the specified time period, the gain or loss on the related cash flow hedge is released from OCI and included in the Consolidated Statements of Operations, unless extenuating circumstances exist that are related to the nature of the forecasted transaction and are outside our control or influence and which cause the forecasted transaction to be probable of occurring on a date that is beyond the specified time period.
Foreign currency hedging instruments that are being used to hedge cash flows related to forecasted sales or purchase transactions in non-functional currencies are designated as cash flow hedges. The gain or loss relating to the ineffective portion of the foreign currency hedging instruments is recognized in the Consolidated Statements of Operations in net sales or cost of sales.
Interest rate swaps that are being used to hedge changes in the variability of future interest cash flows to certain of our operating lease obligations are designated as cash flow hedges. The changes in fair value of the derivatives are intended to offset changes in future interest cash flows of such operating lease obligations. The gain or loss relating to the ineffective portion of interest rate swaps hedging the variability of future interest cash flows is recognized in the Consolidated Statements of Operations as interest and other, net.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents consist primarily of highly liquid investments, such as bank deposits, money market funds and interest-bearing bank accounts with insignificant interest rate risk and remaining maturities of 3 months or less at the date of acquisition.

Short-term Investments
Short-term Investments
Investments with remaining maturities longer than 3 months and less than 1 year at the date of acquisition are presented as short-term investments. The short-term investments are classified as available-for-sale securities and are stated at fair value. Gains and losses other than impairments, interest income and foreign exchange results, are recognized in OCI until the short-term investments are derecognized. Upon derecognition, the cumulative gain or loss recognized in OCI, is recognized in the Consolidated Statements of Operations.

Inventories
Inventories
Inventories are stated at the lower of cost (applying the first-in, first-out method) or market value. Cost includes net prices paid for materials purchased, charges for freight and customs duties, production labor cost and factory overhead. Allowances are made for slow-moving, obsolete or unsellable inventory.
Allowances for inventory are determined based on the expected demand which is derived from sales forecasts as well as the expected market value of the inventory.

Intangible Assets
Intangible Assets
Goodwill
Goodwill represents the excess of the costs of an acquisition over the fair value of the amounts assigned to assets acquired and liabilities incurred or assumed of the acquired subsidiary at the date of acquisition. Goodwill on acquisition of subsidiaries is allocated to RUs for the purpose of impairment testing. The allocation is made to those RUs that are expected to benefit from the business combination in which the goodwill arose. Goodwill is tested for impairment annually at the start of the fourth quarter and whenever events or changes in circumstances indicate that the carrying amount of the goodwill may not be recoverable. Goodwill is stated at cost less accumulated impairment losses.
Other Intangible Assets
Other intangible assets include brands, intellectual property, developed technology, customer relationships, in-process R&D and other intangible assets. Other intangible assets are stated at cost, less accumulated amortization and accumulated impairment losses (for the amount exceeding goodwill). Amortization is calculated using the straight-line method based on the estimated useful lives of the assets. The following table presents the estimated useful lives of our finite-lived other intangible assets:

Category	Estimated useful life

Brands	20 years
Intellectual property	3 - 10 years
Developed technology	6 - 15 years
Customer relationships	8 - 18 years
Other	2 - 6 years

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment are stated at cost, less accumulated depreciation and accumulated impairment losses. Costs of assets manufactured by ASML include direct manufacturing costs, production overhead and interest costs incurred for qualifying assets during the construction period. Depreciation is calculated using the straight-line method based on the estimated useful lives of the related assets. In the case of leasehold improvements, the estimated useful lives of the related assets do not exceed the remaining term of the corresponding lease.
The following table presents the estimated useful lives of our property, plant and equipment:

Category	Estimated useful life

Buildings and constructions	5 - 45 years
Machinery and equipment	2 - 5 years
Leasehold improvements	5 - 10 years
Furniture, fixtures and other equipment	3 - 5 years

Land is not depreciated.

Evaluation of Long-lived Assets for Impairment
Evaluation of Long-lived Assets for Impairment
Long-lived assets include goodwill, other intangible assets and property, plant and equipment.
Goodwill is tested for impairment annually at the start of the fourth quarter and whenever events or changes in circumstances indicate that the carrying amount of the goodwill may not be recoverable. These events or circumstances could include a significant change in the business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a RU. This test is based on a two-step approach for each RU (being an operating segment or one level below an operating segment) in which goodwill has been recorded. To determine whether it is necessary to perform this two-step approach we may first assess qualitative factors. If we determine that it is more likely than not (a likelihood of more than 50 percent) that the fair value of a RU is less than its carrying amount (including goodwill), the two-step impairment test is performed. In the first step, the recoverability of goodwill is tested by comparing the carrying amount of the RU including goodwill with the fair value of the RU. If the carrying amount of the RU is higher than the fair value of the RU, the second step should be performed. Goodwill impairment is measured as the excess of the carrying amount of the goodwill over its implied fair value. The implied fair value of goodwill is determined by calculating the fair value of the various assets and liabilities included in the RU in the same manner as goodwill is determined in a business combination. Any excess of the carrying amount over the implied fair value is recognized as an impairment loss.
Indefinite-lived other intangible assets are tested for impairment annually at the start of the fourth quarter and whenever events or changes in circumstances indicate that the carrying amount of the indefinite-lived other intangible assets may not be recoverable. To determine whether it is necessary to perform a quantitative test, we may first assess qualitative factors. If we determine that it is more likely than not (a likelihood of more than 50 percent) that the fair value of the asset is less than its carrying amount, the quantitative test is performed. We have an unconditional option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. The quantitative impairment test for indefinite-lived other intangible assets consists of a comparison of the fair value of these assets with their carrying amounts. Any excess of the carrying amount over the fair value is recognized as an impairment loss.
Finite-lived other intangible assets and property, plant and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of those assets may not be recoverable. An impairment loss is recognized only if the carrying amount of finite-lived other intangible assets and property, plant and equipment is not recoverable and exceeds its fair value. The carrying amount is not recoverable if it exceeds the sum of the (un)discounted forecasted cash flows to result from the use and eventual disposition of such asset. An impairment loss is measured as the amount by which the carrying amount exceeds its fair value.
In determining the fair value of long-lived assets, we make estimates about future cash flows. These estimates are based on our strategic plan updated with the latest available projections of the semiconductor industry and our income and cost expectations, which are consistent with the plans and estimates that we use to manage our business. We also make estimates and assumptions concerning our WACC. It is possible that actual results may differ from our plans, estimates and assumptions. Future adverse changes in market conditions may also require impairment of certain long-lived assets, which could have a material adverse effect on our financial condition and results of operations.

Revenue Recognition
Revenue Recognition
ASML recognizes revenue when all four revenue recognition criteria are met: persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; seller‘s price to buyer is fixed or determinable; and collectability is reasonably assured. At ASML this policy generally results in revenue recognition from the sale of a system upon shipment. The revenue from the installation of a system is generally recognized upon completion of that installation at the customer site. Prior to shipment, systems undergo a FAT in our cleanroom facilities, effectively replicating the operating conditions that will be present on the customer’s site, in order to verify whether the system will meet its standard specifications and any additional technical and performance criteria agreed with the customer. A system is shipped, and revenue is recognized, only after all contractual specifications are met and customer sign-off is received or waived. In case not all specifications are met and the remaining performance obligation is not essential to the functionality of the system but is substantive rather than inconsequential or perfunctory, a portion of the sales price is deferred. Although each system’s performance is re-tested upon installation at the customer’s site, we have never failed to successfully complete installation of a system at a customer’s premises.
In connection with the introduction of new technology, such as NXE:3300B and NXE:3350B, we initially defer revenue recognition until acceptance of the new technology based system and completion of installation at the customer’s premises. As our systems are based largely on two product platforms that permit incremental, modular upgrades, the introduction of genuinely "new" technology occurs infrequently, and in the past 15 years, has occurred on only two occasions: 2000 (TWINSCAN) and 2010 (EUV).
We have no significant repurchase commitments in our general sales terms and conditions. From time to time we repurchase systems that we have manufactured and sold and, following refurbishment, we resell those systems to other customers. This repurchase decision is mainly driven by market demand expressed by other customers and less frequently by explicit or implicit contractual arrangements relating to the initial sale. We consider reasonable offers from any vendor, including customers, to repurchase used systems so that we can refurbish, resell, and install these systems as part of our normal business operations. Once repurchased, the repurchase price of the used system is recorded in work-in-process inventory during the period it is being refurbished, following which the refurbished system is reflected in finished products inventory until it is sold to the customer. As of December 31, 2015 and 2014, ASML had no repurchase commitments.
We offer customers discounts in the normal course of sales negotiations. These discounts are directly deducted from the gross sales price at the moment of revenue recognition. From time to time, we offer free or discounted products or services (award credits) to our customers as part of a volume purchase agreement. In some instances these volume discounts can be used to purchase field options (system enhancements) and services. The related amount is recorded as a reduction in net sales at time of system shipment. The sales transaction that gives rise to these award credits is accounted for as a multiple element sales transaction as the agreements involve the delivery of multiple products. The consideration received from the sales transaction is allocated between the award credits and the other elements of the sales transaction. The consideration allocated to the award credits is recognized as deferred revenue until award credits are delivered to the customer and earned. The amount allocable to a delivered item is limited to the amount that is not contingent upon the delivery of additional items or meeting other specified performance conditions (the non-contingent amount).
Net sales are recognized excluding the taxes levied on sales (net basis).
In the event of expected losses on executory contracts, we recognize a liability for the amount that the cost of settling the contract exceeds the amount of the contract price. When we satisfy these contracts, we utilize the related liability.
Multiple-Element Arrangements
The main portion of our net sales is derived from contractual arrangements with our customers that have multiple deliverables (elements), which mainly include the sale of our systems, installation and training services and extended and enhanced (optic) warranty contracts. The requirements for establishing separate units of accounting in a multiple element arrangement require that the allocation of arrangement consideration to each deliverable is based on the relative selling price of the deliverable.
Each element in the arrangement is accounted for as a separate unit of accounting provided the following criteria are met: i) the delivered products or services have value to the customer on a standalone basis; and ii) for an arrangement that includes a general right of return relative to the delivered products or services, delivery or performance of the undelivered product or service is considered probable and is substantially controlled by us. We consider a deliverable to have stand-alone value if the product or service is sold separately by us or another vendor or could be resold by the customer. Further, our sales arrangements do not include a general right of return relative to the delivered products. Where the aforementioned criteria for a separate unit of accounting are not met, the deliverable is combined with the undelivered element(s) and treated as a single unit of accounting for the purposes of allocation of the arrangement consideration and revenue recognition.
The hierarchy of evidence to determine a selling price in ASC 605-25 is as follows:

•	VSOE – The price at which we sell the element in a separate stand-alone transaction;

•	TPE – Evidence from us or other companies of the value of a largely interchangeable element in a transaction;

•	BESP – Our best estimate of the selling price of an element in the transaction.
To determine the selling price in multiple element arrangements, we establish VSOE of the selling price for installation, training services and extended and enhanced (optic) warranty contracts. VSOE for installation is determined based on the prices that we charge for billable labor and materials consumed in comparable services (such as relocating a system to another customer site). VSOE for extended and enhanced (optic) warranty contracts is determined on the basis of equivalent products we sell on a standalone basis, such as full service contracts and billable lens swaps, and which are subject to normal price negotiations. Revenue from installation and training services is recognized when the services are completed. Revenue from extended and enhanced (optic) warranty contracts is recognized over the term of the contract. When we are unable to establish the selling price using VSOE or TPE, we use BESP. The objective of using best estimated selling price-based methodology is to determine the price at which we would transact a sale if the product or service were sold on a stand-alone basis. Accordingly, we determine BESP considering several internal and external factors including, but not limited to, pricing practices, gross margin objectives, market conditions, competitive environment, internal costs and geographies.
For our NXE:3300B and NXE:3350B systems, we are unable to determine VSOE for extended, enhanced (optic) warranty contracts and installation. We determined for NXE:3300B and NXE:3350B systems that BESP is the appropriate reference in the fair value hierarchy for extended and enhanced (optic) warranty contracts. We review selling prices periodically and maintain internal controls over the establishment and updates of these elements.

Lease Arrangements
Lease Arrangements
A lease is classified as a sales-type lease if any of the following lease classification criteria is met at its inception:

1.	The lease transfers ownership of the property to the lessee by the end of the lease term;

2.	The lease contains a bargain purchase option;

3.	The lease term is equal to 75 percent or more of the estimated economic life of the leased property; or

4.
The present value at the beginning of the lease term of the minimum lease payments, excluding that portion of the payments representing executory costs such as insurance, maintenance, and taxes to be paid by the lessor, including any profit thereon, equals or exceeds 90 percent of the excess of the fair value of the leased property to the lessee at lease inception over any related investment tax credit retained by the lessor and expected to be realized by the lessor.

Revenue is recognized at commencement of the lease term of a sales-type lease. The present value of the lease payments is recognized as a finance receivable. The difference between the gross receivable and the present value of the receivable is recognized as unearned interest in the Consolidated Statements of Operations.
A lease is classified as an operating lease if the lease classification criteria (as described above) are not met. If ASML has offered its customers an operating lease arrangement, the contract consideration is recognized in the Consolidated Statements of Operations on a straight-line basis over the period of the lease.

Warranty
Warranty
We provide standard warranty coverage on our systems for 12 months and on certain optic parts for 60 months, providing labor and parts necessary to repair systems during the warranty period. The estimated warranty costs are accounted for by accruing these costs for each system upon recognition of the system sale. The estimated warranty costs are based on historical product performance and service records. We calculate the charge of average service hours and parts per system to determine the estimated warranty costs. On a semi-annual basis, we assess, and update if necessary, our accounting estimates used to calculate the standard warranty.
The extended and enhanced (optic) warranty on our systems is accounted for as a separate element of multiple element revenue recognition transactions.

Customer Co-Investment Program
Customer Co-Investment Program
In connection with the CCIP, we entered into investment agreements, Shareholders Agreements, NRE Funding Agreements and a commercial agreement with Participating Customers.
The investment agreements, Shareholder Agreements, NRE Funding Agreements and commercial agreement are accounted for as a multiple-element arrangement with each of the Participating Customers. Based upon ASC 605-25 Multiple-Element Arrangements guidance, the following two separate elements are identified: (1) the share issuance (governed by the investment agreements and the Shareholder Agreements) and (2) the NRE funding and commercial discounts and credits (governed by the NRE Funding Agreements and the commercial agreement with Intel).
The shares issued to the Participating Customers are recorded at fair value based on quoted share prices (EUR 3,977.4 million) with the remaining aggregate arrangement consideration allocated to the NRE funding and commercial discounts and credits. The difference between the fair value of the shares and the subscription price of the shares (EUR 39.91) was recorded as a deduction from shareholders’ equity upon issuance of the shares (EUR 123.4 million). Shareholders’ equity is increased to the fair value of the shares as the portion of the NRE funding allocable to the shares is received over the NRE funding period (2013-2017). The amounts are deemed receivables from the Participating Customers in their capacity as shareholders of ASML.
A significant related party relationship exists between ASML and Intel as a result of the equity investment made by Intel as part of the CCIP. Based on the commercial discounts and credits (governed by the Commercial Agreement with Intel) and the significant related party relationship, all NRE funding from Intel will be deferred and recognized in the Consolidated Statement of Operations only when the commercial discounts and credits are earned.
In addition, see Other Income for further explanation on the accounting policies with respect to CCIP.

Accounting for Shipping and Handling Fees and Costs
Accounting for Shipping and Handling Fees and Costs
ASML bills the customer for, and recognizes as net sales, any charges for shipping and handling costs. The related costs are recognized as cost of sales.

Cost of Sales
Cost of Sales
Cost of system sales and field option sales comprise direct product costs such as materials, labor, cost of warranty, depreciation, amortization, shipping and handling costs and related overhead costs.
Costs of service sales comprise direct service costs such as materials, labor, depreciation and overhead costs.

Other Income
Other Income
The portion of the NRE funding from TSMC and Samsung not allocable to the shares issued to those Participating Customers under the CCIP is recognized in other income when the R&D costs relating to lithography projects are recognized over the NRE funding period (2013-2017).

R&D Costs and Credits
R&D Costs and Credits
Costs relating to R&D are charged to operating expenses as incurred. ASML receives subsidies and other grants from several Dutch and international (inter-)governmental institutes (‘government grants’). These government grants that cover R&D costs relating to approved projects are recorded as R&D credits in the R&D costs in the Consolidated Statements of Operations.
Government grants are not recognized until there is reasonable assurance that ASML will comply with the conditions and that the grants will be received.
Government grants that are received as compensation for expenses or losses already incurred, or for the purpose of giving immediate financial support to ASML with no future related costs are recognized in the Consolidated Statements of Operations in the period in which they become receivable.

Borrowing Costs
Borrowing Costs
Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time that the assets are substantially ready for their intended use or sale.

Share-based Payments
Share-based Payments
Compensation expenses in relation to share-based payments are recognized based upon the grant-date fair value of stock options and shares. The grant-date fair value of stock options is estimated using a Black-Scholes option valuation model. This Black-Scholes model requires the use of assumptions, including expected share price volatility, the estimated life of each award and the estimated dividend yield. The risk-free interest rate used in the model is determined, based on an index populated with euro-denominated European government agency bond with high credit ratings and with a life equal to the expected life of the equity-settled share-based payments. The grant-date fair value of shares is determined based on the closing price of our shares listed at Euronext Amsterdam on the grant-date.
The grant-date fair value of the equity-settled share-based payments is, based on the terms and conditions, expensed over the vesting period, based on our estimate of equity instruments that will eventually vest. At each balance sheet date, we revise our estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the Consolidated Statements of Operations in the period in which the revision is determined, with a corresponding adjustment to shareholders’ equity.

Income Taxes
Income Taxes
The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the tax effect of incurred net operating losses and for tax consequences attributable to differences between the balance sheet carrying amounts of existing assets and liabilities and their respective tax bases. If it is more likely than not that the carrying amounts of deferred tax assets will not be realized, a valuation allowance is recorded for the differences. Tax expense includes current taxes on profit as well as actual or potential withholding taxes on current and expected income from group companies.
Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the Consolidated Statements of Operations in the period that includes the enactment date.
We recognize liabilities for uncertain tax positions based on a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50 percent likely of being realized upon settlement. While we believe we have appropriate support for the positions taken on our tax returns, we regularly assess the potential outcomes of examinations by tax authorities in determining the adequacy of our provision for income taxes, and adjust the income tax provision, income taxes payable and deferred taxes in the period in which the facts that give rise to a revision become known.

Contingencies and Litigation
Contingencies and Litigation
In connection with proceedings and claims, our management evaluates, based on the relevant facts and legal principles, the likelihood of an unfavorable outcome and whether the amount of the loss can be reasonably estimated. In most cases, management determined that either a loss was not probable or was not reasonably estimable. Significant subjective judgments were required in these evaluations, including judgments regarding the validity of asserted claims and the likely outcome of legal and administrative proceedings. The outcome of these proceedings, however, is subject to a number of factors beyond our control, most notably the uncertainty associated with predicting decisions by courts and administrative agencies. In addition, estimates of the potential costs associated with legal and administrative proceedings frequently cannot be subjected to any sensitivity analysis, as damage estimates or settlement offers by claimants may bear little or no relation to the eventual outcome. Finally, in any particular proceeding, we may agree to settle or to terminate a claim or proceeding in which we believe that it would ultimately prevail where we believe that doing so, when taken together with other relevant commercial considerations, is more cost-effective than engaging in an expensive and protracted litigation, the outcome of which is uncertain.
We accrue for legal costs related to litigation in our Consolidated Statements of Operations at the time when the related legal services are actually provided.

Net Income per Ordinary Share
Net Income per Ordinary Share
Basic net income per ordinary share is calculated by dividing net income by the weighted average number of ordinary shares outstanding for that period. The dilutive effect is calculated using the treasury stock method. Excluded from the diluted weighted average number of shares outstanding calculation are cumulative preference shares contingently issuable to the preference share foundation, since they represent a different class of stock than the ordinary shares.
The basic and diluted net income per ordinary share has been calculated as follows:

Year ended December 31	2013	2014	2015
(in thousands, except per share data)	EUR	EUR	EUR

Net income	1,015,490	1,196,640	1,387,174

Weighted average number of shares outstanding	429,770	437,142	430,639
Basic net income per ordinary share	2.36	2.74	3.22

Weighted average number of shares outstanding	429,770	437,142	430,639
Plus shares applicable to
Options and conditional shares	3,676	2,551	2,005

Dilutive potential ordinary shares	3,676	2,551	2,005

Diluted weighted average number of shares	433,446	439,693	432,644
Diluted net income per ordinary share[1]	2.34	2.72	3.21

1.
The calculation of diluted net income per ordinary share assumes the exercise of options issued under our stock option plans and the issuance of shares under our share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.

Comprehensive Income
Comprehensive Income
Comprehensive income consists of net income and OCI.
OCI refers to gains and losses that are not included in net income (loss), but recorded directly in shareholders’ equity. For the years ended December 31, 2015, 2014 and 2013 comprehensive income consists of net income, unrealized gains and losses on financial instruments, being available-for-sale securities and derivative financial instruments designated for cash flow hedge accounting, net of taxes, and unrealized gains and losses on foreign currency translation, net of taxes.

New US GAAP Accounting Pronouncements
New US GAAP Accounting Pronouncements
For the below mentioned ASUs, issued in 2015, the impact on our Financial Statements needs to be assessed:
In March 2014, FASB issued ASU No. 2014-9 "Revenue From Contracts With Customers". In August 2015, the FASB amended ASU No. 2014-9 to defer the effective date by one year to annual reporting periods beginning after December 15, 2017 (ASU 2015-14 "Revenue From Contracts With Customers (Topic 606): Deferral of the Effective Date" ). The standard is a joint project of the FASB and the IASB, to clarify the principles for recognizing revenue and to develop a common revenue standard for US GAAP and IFRS that would:
•Remove inconsistencies and weaknesses in previous revenue requirements;
•Provide a more robust framework for addressing revenue issues;
•Improve comparability of revenue recognition practices across entities, industries, jurisdictions and capital markets;
•Provide more useful information to users of financial statements through improved disclosure requirements; and
•Simplify the preparation of financial statements by reducing the number of requirements to which an entity must refer.
Early application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. We are currently in the process of determining the impact of implementing this Standard on our Consolidated Financial Statements.
In November 2015, FASB issued ASU No. 2015-17 "Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes". To simplify the presentation of deferred income taxes, the amendments in this ASU require that deferred income tax liabilities and assets are classified as non-current in a classified statement of financial position. The amendments in the ASU are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early application is permitted for all entities as of the beginning of an interim or annual reporting period. We are currently in the process of determining the impact of implementing this Standard on our Consolidated Financial Statements.